Revolving Credit Facility (Details) - JPMorgan Chase Bank, N.A. - USD ($)		3 Months Ended	9 Months Ended
	Jan. 12, 2021	Sep. 30, 2021	Sep. 30, 2021
Revolving credit facility
Line of Credit Facility [Line Items]
Fee on undrawn amounts	0.25%
Interest expense		$ 28,000	$ 81,000
Revolving credit facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Variable interest rate floor	0.50%
Margin on variable interest rate	2.75%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA	3.50%
Revolving credit facility | Base Rate
Line of Credit Facility [Line Items]
Variable interest rate floor	3.25%
Variable interest rate floor, prior to initial public offering or positive adjusted EBITDA	1.50%
Margin on variable interest rate	0.00%
Margin on variable interest rate, prior to initial public offering or positive adjusted EBITDA	2.50%
Revolving credit facility | JP Morgan Chase Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 45,000,000
Advance rate	400.00%
Term	3 years
Letter of credit sub-facility | JP Morgan Chase Credit Agreement
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 5,000,000